Recognized Stock-Based Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1,244	$ 1,362	$ 3,048	$ 3,037	$ 6,042	$ 3,980	$ 1,715
Less: stock-based compensation cost capitalized	(457)	(555)	(1,110)	(1,164)	(2,295)	(1,380)	(570)
Stock-based compensation expense	787	807	1,938	1,873	3,747	2,600	1,145
Recognized tax benefit associated with stock-based compensation					$ 1,547	$ 1,076	$ 427